UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Strategic Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2010

1

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

U.S. Government & Agency Obligations 4.27%				$74,839,845
(Cost $71,324,604)

U.S. Government 1.99%				34,899,740
U.S. Treasury Bonds,
Bond	9.250%	02/15/16	$3,600,000	4,919,894
Bond	8.125	08/15/19	5,225,000	7,151,311
U.S. Treasury Notes,
Note	4.875	08/15/16	6,795,000	7,631,104
Note	4.250	08/15/15	6,215,000	6,789,888
Note	2.625	06/30/14	8,190,000	8,407,543

U.S. Government Agency 2.28%				39,940,105
Federal Home Loan Mortgage Corp. ,
30 Yr Pass Thru Ctf	4.500	04/01/39	11,753,070	11,921,102
Federal National Mortgage Association,
15 Yr Pass Thru Ctf	5.000	12/01/22	9,476,320	10,011,584
15 Yr Pass Thru Ctf	4.000	06/01/24	17,606,460	18,007,419

Corporate Bonds 48.46%				$849,300,276
(Cost $833,942,200)

Consumer Discretionary 14.65%				256,721,071

Auto Components 1.76%
Allison Transmission, Inc. (S)	11.000	11/01/15	9,066,000	9,405,975
Allison Transmission, Inc., PIK (S)	11.250	11/01/15	5,459,000	5,650,065
Exide Technologies, Series B	10.500	03/15/13	5,610,000	5,455,725
Goodyear Tire & Rubber Company	10.500	05/15/16	875,000	942,813
Goodyear Tire & Rubber Company	8.625	12/01/11	1,445,000	1,499,188
Lear Corp., Series B (I)	8.750	12/01/16	2,645,000	39,675
Tenneco, Inc.	8.625	11/15/14	7,986,000	7,846,245

Auto Manufacturers 0.15%
Volvo Treasury AB (S)	5.950	04/01/15	2,590,000	2,658,982

Automobiles 0.06%
TRW Automotive, Inc. (S)	8.875	12/01/17	1,090,000	1,098,175

Hotels, Restaurants & Leisure 4.27%
Chukchansi Economic Development Authority (S)	8.000	11/15/13	4,010,000	3,248,100
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	3,455,000	36,709
Fontainebleau Las Vegas Holdings LLC (H)	12.500	06/01/22	3,951,700	0
Great Canadian Gaming Corp. (S)	7.250	02/15/15	4,330,000	4,265,050
Greektown Holdings LLC (H)(S)	10.750	12/01/13	11,318,000	679,080
HRP Myrtle Beach Operations LLC (H)(S)	Zero	04/01/12	4,915,000	0
Jacobs Entertainment, Inc.	9.750	06/15/14	10,070,000	9,289,575
Landry's Restaurants, Inc. (S)	11.625	12/01/15	2,520,000	2,633,400
Little Traverse Bay Bands of Odawa Indians (H)(S)	10.250	02/15/14	5,000,000	1,262,500
Majestic Star Casino LLC (H)	9.500	10/15/10	3,030,000	2,003,588
Marquee Holdings, Inc.	12.000	08/15/14	5,095,000	4,292,538
Mashantucket Western Pequot Tribe, Series A (S)	8.500	11/15/15	4,910,000	1,276,600
Mohegan Tribal Gaming Authority (S)	11.500	11/01/17	780,000	811,200
Mohegan Tribal Gaming Authority	8.000	04/01/12	10,425,000	9,226,125
Mohegan Tribal Gaming Authority	7.125	08/15/14	5,540,000	4,099,600
MTR Gaming Group, Inc. (S)	12.625	07/15/14	6,735,000	6,499,275

2

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Discretionary (continued)
MTR Gaming Group, Inc., Series B	9.000%	06/01/12	$4,850,000	$3,831,500
Pokagon Gaming Authority (S)	10.375	06/15/14	3,714,000	3,862,560
Snoqualmie Entertainment Authority (S)	9.125	02/01/15	2,865,000	1,976,850
Turning Stone Resort Casino Enterprises (S)	9.125	09/15/14	9,620,000	9,620,000
Waterford Gaming LLC (S)	8.625	09/15/14	6,173,000	3,364,285
Yonkers Racing Corp. (S)	11.375	07/15/16	2,455,000	2,590,025

Household Durables 0.05%
Standard Pacific Corp.	6.250	04/01/14	1,015,000	913,500

Media 7.62%
AMC Entertainment, Inc.	8.750	06/01/19	2,135,000	2,204,388
AMC Entertainment, Inc.	8.000	03/01/14	7,640,000	7,525,400
Cablevision Systems Corp. (S)	8.625	09/15/17	4,905,000	5,052,150
Canadian Satellite Radio Holdings, Inc.	1.000	02/14/16	318,359	111,970
CCH II LLC (S)	13.500	11/30/16	12,264,167	14,364,406
CCO Holdings LLC	8.750	11/15/13	3,030,000	3,075,450
Cinemark USA, Inc.	8.625	06/15/19	1,435,000	1,492,400
Clear Channel Communications, Inc.	10.750	08/01/16	12,425,000	9,505,125
Clear Channel Communications, Inc., PIK	11.000	08/01/16	10,587,500	7,199,500
Comcast Corp.	4.950	06/15/16	1,800,000	1,874,473
CSC Holdings, Inc. (S)	8.500	06/15/15	3,680,000	3,864,000
DirecTV Holdings LLC (S)	5.875	10/01/19	2,350,000	2,464,208
Regal Cinemas Corp.	8.625	07/15/19	830,000	866,313
Shaw Communications, Inc. (CAD) (D)	6.500	06/02/14	3,055,000	3,240,414
Shaw Communications, Inc. (CAD) (D)	6.100	11/16/12	9,000,000	9,312,802
Shaw Communications, Inc. (CAD) (D)	5.700	03/02/17	2,325,000	2,348,798
Sirius XM Radio, Inc.	9.625	08/01/13	16,080,000	16,281,000
SuperMedia, Inc. (I)	8.000	11/15/16	5,300,000	92,750
Vertis, Inc., Series A, PIK	18.500	10/01/12	3,601,404	3,241,264
Videotron Ltee (CAD) (D)(S)	7.125	01/15/20	4,670,000	4,576,662
XM Satellite Radio, Inc. (S)	13.000	08/01/13	15,390,000	16,852,050
XM Satellite Radio, Inc. (S)	11.250	06/15/13	6,660,000	7,092,900
XM Satellite Radio, Inc. (S)	7.000	12/01/14	11,425,000	10,933,725
Young Broadcasting, Inc. (H)	10.000	03/01/11	4,960,000	34,720

Multiline Retail 0.43%
Michaels Stores, Inc.	11.375	11/01/16	6,265,000	6,296,325
Michaels Stores, Inc.	10.000	11/01/14	1,115,000	1,131,725

Personal Products 0.08%
Revlon Consumer Products Corp. (S)	9.750	11/15/15	1,280,000	1,315,200

Specialty Retail 0.09%
Toys R Us Property Company LLC (S)	8.500	12/01/17	1,575,000	1,590,750

Textiles, Apparel & Luxury Goods 0.14%
Burlington Coat Factory Warehouse Corp.	11.125	04/15/14	2,360,000	2,401,300

Consumer Staples 1.98%				34,789,786

Food Products 1.43%
Bumble Bee Foods LLC (S)	7.750	12/15/15	995,000	997,488
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	2,610,000	2,557,800
Cosan SA Industria e Comercio (S)	8.250	02/28/49	5,750,000	5,548,750
Dole Food Company, Inc.	8.875	03/15/11	201,000	202,005
Viterra, Inc. (CAD) (D)	8.500	07/07/14	9,700,000	9,811,547
Viterra, Inc. (CAD) (D)	8.000	04/08/13	5,800,000	5,890,346

3

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Staples (continued)

Household Products 0.47%
Yankee Acquisition Corp.	8.500%	02/15/15	$6,155,000	$6,155,000
Yankee Acquisition Corp., Series B	9.750	02/15/17	2,180,000	2,174,550

Personal Products 0.08%
JohnsonDiversey, Inc. (S)	8.250	11/15/19	1,410,000	1,452,300

Energy 3.41%				59,869,915

Energy Equipment & Services 0.32%
Gibson Energy Holdings ULC (S)	10.000	01/15/18	2,940,000	2,866,500
NGPL Pipeco LLC (S)	7.119	12/15/17	2,510,000	2,855,614

Oil, Gas & Consumable Fuels 3.09%
Drummond Company, Inc.	7.375	02/15/16	11,355,000	10,588,538
MarkWest Energy Partners LP, Series B	8.750	04/15/18	1,395,000	1,412,438
MarkWest Energy Partners LP, Series B	8.500	07/15/16	7,135,000	7,170,675
McMoRan Exploration Company	11.875	11/15/14	7,415,000	7,934,050
Niska Gas Storage US LLC (S)	8.875	03/15/18	4,380,000	4,380,000
Petroleos de Venezuela SA	5.000	10/28/15	5,525,000	3,439,313
Petroleos Mexicanos (S)	6.000	03/05/20	2,685,000	2,730,645
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17	4,130,000	4,124,838
Regency Energy Partners LP (S)	9.375	06/01/16	7,000,000	7,385,000
Targa Resources Partners LP	8.250	07/01/16	1,895,000	1,904,475
Valero Energy Corp.	6.125	02/01/20	1,530,000	1,540,011
Valero Energy Corp.	4.500	02/01/15	1,530,000	1,537,818

Financials 9.25%				162,079,735

Commercial Banks 1.08%
Allfirst Preferred Capital Trust (P)	1.751	07/15/29	2,410,000	1,586,137
City National Capital Trust I	9.625	02/01/40	5,380,000	5,864,055
Fifth Third Capital Trust IV	6.500	04/15/37	4,470,000	3,553,650
First Tennessee Bank N.A., BKNT	5.050	01/15/15	1,624,000	1,497,390
PNC Preferred Funding Trust III (S)	8.700	03/29/49	2,700,000	2,821,905
Santander Issuances SA (S),
(6.500% to 11/01/2014, then 3 month LIBOR + 392 bps)	6.500	08/11/19	3,400,000	3,598,067

Consumer Finance 1.14%
Discover Financial Services	10.250	07/15/19	3,100,000	3,668,304
Ford Motor Credit Company LLC	8.700	10/01/14	3,310,000	3,395,183
Ford Motor Credit Company LLC	7.500	08/01/12	5,000,000	5,020,955
SLM Corp., MTN	8.450	06/15/18	8,000,000	7,825,424

Diversified Financial Services 5.24%
CCM Merger, Inc. (S)	8.000	08/01/13	13,885,000	11,524,550
First Maryland Capital I (P)	1.251	01/15/27	2,020,000	1,284,308
GE Capital Australia Funding Property, Ltd.,
Series MTN (AUD) (D)	6.500	11/15/11	7,900,000	7,102,185
General Electric Capital Corp., Series A, MTN (NZD) (D)	7.625	12/10/14	23,120,000	17,104,385
Indosat Finance Company BV (S)	7.125	06/22/12	373,000	384,190
Kreditanstalt fuer Wiederaufbau, EMTN (IDR) (D)	7.000	10/22/12	146,400,000,000	15,613,560
Macquarie Group, Ltd. (S)	7.300	08/01/14	1,735,000	1,913,240
Morgan Stanley (BRL) (D)	10.090	05/03/17	38,110,000	19,664,984
Odebrecht Finance, Ltd. (S)	7.500	10/18/17	2,785,000	2,924,250
Orascom Telecom Finance SCA (S)	7.875	02/08/14	1,765,000	1,553,200

4

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
Swedish Exportkredit AB, Series GMTN (NZD) (D)	7.625%	06/30/14	$9,700,000	$7,321,436
TAM Capital, Inc.	7.375	04/25/17	3,135,000	2,899,875
Volkswagen Financial Services AG, Series EMTN (EUR) (D)	5.375	01/25/12	1,840,000	2,654,841

Insurance 0.65%
Liberty Mutual Group, Inc. (S),
(10.750% to 6-15-38 then 3 month US LIBOR + 712 bps)	10.750	06/15/88	4,910,000	5,302,800
Lincoln National Corp.	7.000	05/17/66	2,770,000	2,365,026
Symetra Financial Corp. (S),
(8.300% to 10-1-17 then 3 month US LIBOR + 417.7 bps)	8.300	10/15/37	2,585,000	2,184,325
Willis North America, Inc.	7.000	09/29/19	1,425,000	1,496,928

Real Estate Investment Trusts 0.18%
Dupont Fabros Technology LP (S)	8.500	12/15/17	2,465,000	2,501,975
Omega Healthcare Investors, Inc.	7.000	04/01/14	600,000	594,000

Real Estate Management & Development 0.96%
Realogy Corp.	10.500	04/15/14	6,950,000	5,803,250
Realogy Corp., PIK	11.000	04/15/14	11,494,643	9,425,607
Sable International Finance, Ltd. (S)	7.750	02/15/17	1,590,000	1,629,750

Health Care 1.60%				28,068,028

Health Care Equipment & Supplies 0.61%
HCA, Inc. (S)	8.500	04/15/19	10,000,000	10,725,000

Health Care Providers & Services 0.68%
Community Health Systems, Inc.	8.875	07/15/15	6,275,000	6,494,625
Hanger Orthopedic Group, Inc.	10.250	06/01/14	5,041,000	5,343,460

Pharmaceuticals 0.31%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	5,809,966	5,504,943

Industrials 5.31%				93,016,521

Aerospace & Defense 0.27%
Hawker Beechcraft Acquisition Company LLC	8.500	04/01/15	6,381,000	4,817,655

Airlines 2.26%
Delta Air Lines, Inc. (S)	12.250	03/15/15	2,810,000	2,855,663
Delta Air Lines, Inc. (S)	9.500	09/15/14	6,715,000	6,832,513
Delta Air Lines, Inc., Series 2007-1, Class A	6.821	08/10/22	3,922,757	3,756,040
Global Aviation Holdings, Ltd. (S)	14.000	08/15/13	8,740,000	8,805,550
United Air Lines, Inc.	12.750	07/15/12	2,290,000	2,427,400
United Air Lines, Inc. (S)	12.000	11/01/13	6,170,000	5,984,900
United Air Lines, Inc.	10.400	11/01/16	2,405,000	2,543,288
United Air Lines, Inc. (S)	9.875	08/01/13	1,205,000	1,205,000
United Air Lines, Inc.	9.750	01/15/17	4,980,000	5,191,650
Building Materials 0.09%
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	1,545,000	1,537,275
Commercial Services & Supplies 0.29%
Aramark Services, Inc.	8.500	02/01/15	5,000,000	5,050,000
Diversified Financial Services 0.71%
Daimler Finance North America LLC, EMTN (EUR) (D)	4.375	03/21/13	8,755,000	12,476,062
Electrical Equipment 0.20%
Baldor Electric Company	8.625	02/15/17	1,330,000	1,363,250
Coleman Cable, Inc. (S)	9.000	02/15/18	2,205,000	2,182,950

5

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Industrials (continued)

Industrial Conglomerates 0.38%
Grupo Kuo SAB de CV (S)	9.750%	10/17/17	$3,380,000	$3,380,000
Hutchison Whampoa International, Ltd. (S)	4.625	09/11/15	2,550,000	2,622,772
Smiths Group PLC (S)	7.200	05/15/19	520,000	588,599

Machinery 0.65%
Ingersoll-Rand Global Holding Company, Ltd.	6.000	08/15/13	2,905,000	3,211,350
Mueller Water Products, Inc.	7.375	06/01/17	9,100,000	8,099,000

Marine 0.11%
Navios Maritime Holdings, Inc.	9.500	12/15/14	2,000,000	1,980,000

Road & Rail 0.35%
Kansas City Southern de Mexico SA de CV (S)	8.000	02/01/18	3,000,000	2,962,500
RailAmerica, Inc.	9.250	07/01/17	2,997,000	3,143,104

Information Technology 0.50%				8,756,850

Internet & Catalog Retail 0.17%
GXS Worldwide, Inc. (S)	9.750	06/15/15	3,095,000	2,940,250

IT Services 0.10%
Equinix, Inc.	8.125	03/01/18	1,810,000	1,810,000

Software 0.23%
Vangent, Inc.	9.625	02/15/15	4,355,000	4,006,600

Materials 5.70%				99,843,314

Chemicals 1.18%
American Pacific Corp.	9.000	02/01/15	4,340,000	4,285,750
Berry Plastics Corp.	8.875	09/15/14	2,660,000	2,560,250
Berry Plastics Escrow LLC (S)	8.250	11/15/15	5,255,000	5,189,313
Braskem S.A. (S)	11.750	01/22/14	2,800,000	3,444,000
Lumena Resources Corp. (S)	12.000	10/27/14	6,005,000	5,106,239

Containers & Packaging 1.60%
Ball Corp.	6.625	03/15/18	515,000	518,863
Cascades, Inc. (S)	7.875	01/15/20	1,695,000	1,711,950
Graham Packaging Company LP	9.875	10/15/14	1,035,000	1,055,700
Graham Packaging Company LP (S)	8.250	01/01/17	2,730,000	2,675,400
Graphic Packaging International, Inc.	9.500	08/15/13	8,060,000	8,221,200
Graphic Packaging International, Inc.	9.500	06/15/17	4,290,000	4,504,500
Owens-Brockway Glass Container, Inc.	8.250	05/15/13	3,200,000	3,248,000
Sealed Air Corp. (S)	7.875	06/15/17	3,025,000	3,207,371
Smurfit-Stone Container Enterprises, Inc. (H)	8.375	07/01/12	3,015,000	2,494,913
Smurfit-Stone Container Enterprises, Inc. (H)	8.000	03/15/17	455,000	374,238

Metals & Mining 1.81%
CII Carbon LLC (S)	11.125	11/15/15	12,430,000	12,398,925
CSN Islands XI Corp (S)	6.875	09/21/19	1,560,000	1,583,400
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	3,550,000	3,496,750
Gerdau Holdings, Inc. (S)	7.000	01/20/20	2,525,000	2,550,250
OI European Group BV (EUR) (D)	6.875	03/31/17	1,715,000	2,288,526
Rio Tinto Finance USA, Ltd.	9.000	05/01/19	2,500,000	3,239,748
Rio Tinto Finance USA, Ltd.	7.125	07/15/28	3,985,000	4,532,459
Teck Resources, Ltd.	10.750	05/15/19	1,385,000	1,703,550

Paper & Forest Products 1.11%
Abitibi-Consolidated Company of Canada (H)(S)	13.750	04/01/11	3,750,404	3,853,540

6

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Materials (continued)
International Paper Company	7.950%	06/15/18	$2,990,000	$3,473,929
NewPage Corp.	11.375	12/31/14	8,530,000	8,146,150
PE Paper Escrow GmbH (S)	12.000	08/01/14	605,000	656,425
Pope & Talbot, Inc. (H)	8.375	06/01/13	3,000,000	300
Pope & Talbot, Inc. (H)	8.375	06/01/13	5,250,000	525
Verso Paper Holdings LLC (S)	11.500	07/01/14	1,415,000	1,485,750
Verso Paper Holdings LLC, Series B	9.125	08/01/14	1,995,000	1,835,400

Telecommunication Services 5.02%				87,976,524

Diversified Telecommunication Services 2.32%
AT&T, Inc.	6.700	11/15/13	2,730,000	3,109,748
Axtel SAB de CV (S)	9.000	09/22/19	1,705,000	1,734,838
Axtel SAB de CV (S)	7.625	02/01/17	5,000,000	4,925,000
Cincinnati Bell, Inc.	8.375	01/15/14	5,850,000	5,893,875
Citizens Communications Company	7.125	03/15/19	2,770,000	2,589,950
Intelsat Bermuda, Ltd.	11.250	02/04/17	10,320,000	10,461,900
Level 3 Financing, Inc. (S)	10.000	02/01/18	890,000	816,575
Verizon Wireless Capital LLC	7.375	11/15/13	3,000,000	3,482,370
West Corp.	11.000	10/15/16	7,705,000	7,724,263

Wireless Telecommunication Services 2.70%
American Tower Corp.	7.000	10/15/17	3,500,000	3,902,500
CC Holdings GS V LLC (S)	7.750	05/01/17	2,365,000	2,560,113
Digicel Group, Ltd. (S)	8.250	09/01/17	6,190,000	5,880,500
Grupo Iusacell SA de CV (S)	10.000	12/31/13	2,359,588	825,856
Nextel Communications, Inc.	7.375	08/01/15	8,000,000	7,380,000
NII Capital Corp. (S)	10.000	08/15/16	2,025,000	2,197,125
NII Capital Corp. (S)	8.875	12/15/19	2,830,000	2,893,675
Rogers Cable, Inc. (CAD) (D)	7.250	12/15/11	6,750,000	6,995,980
Sprint Capital Corp.	8.750	03/15/32	6,820,000	6,018,650
Sprint Capital Corp.	8.375	03/15/12	8,405,000	8,583,606

Utilities 1.04%				18,178,532

Electric Utilities 0.81%
Appalachian Power Company	5.000	06/01/17	2,305,000	2,354,970
Texas Competitive Electric Holdings Company LLC, Series A	10.250	11/01/15	11,220,000	8,385,828
United Maritime Group LLC (S)	11.750	06/15/15	3,425,000	3,425,000

Independent Power Producers & Energy Traders 0.08%
Listrindo Capital BV (S)	9.250	01/29/15	1,435,000	1,477,792

Multi-Utilities 0.15%
Dominion Resources, Inc.	5.600	11/15/16	2,305,000	2,534,942

Convertible Bonds 2.10%				$36,761,587
(Cost $33,759,357)

Consumer Discretionary 1.10%				19,283,575

Automobiles 1.05%
Ford Motor Company	4.250	11/15/16	8,880,000	12,609,600
TRW Automotive, Inc. (S)	3.500	12/01/15	5,045,000	5,776,525

Household Durables 0.05%
Beazer Homes USA, Inc.	4.625	06/15/24	930,000	897,450

7

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Energy 0.10%				$1,826,550

Oil, Gas & Consumable Fuels 0.10%
Chesapeake Energy Corp.	2.250%	12/15/38	$2,460,000	1,826,550

Industrials 0.54%				9,414,712

Airlines 0.41%
Continental Airlines, Inc.	4.500	01/15/15	2,815,000	3,430,781
UAL Corp.	4.500	06/30/21	3,930,000	3,654,900

Trading Companies & Distributors 0.13%
United Rentals, Inc.	4.000	11/15/15	2,535,000	2,329,031

Telecommunication Services 0.36%				6,236,750

Wireless Telecommunication Services 0.36%
NII Holdings, Inc.	2.750	08/15/25	6,175,000	6,236,750

Municipal Bonds 1.05%				$18,358,801
(Cost $18,576,118)

California 0.89%				15,576,231
California State Public Works Board, Series G2	8.361	10/01/34	6,040,000	6,255,205
County Of Siskiyou	6.100	06/01/37	2,445,000	1,719,471
State of California	7.300	10/01/39	5,185,000	4,956,030
State of California	6.200	10/01/19	2,595,000	2,645,525

New York 0.16%				2,782,570
City of New York	5.206	10/01/31	3,005,000	2,782,570

Foreign Government Obligations 19.33%				$338,819,435
(Cost $328,256,442)

Foreign Government 19.33%				338,819,435
Canada Housing Trust (CAD) (D)	4.800	06/15/12	2,340,000	2,384,856
Federal Republic of Germany (EUR) (D)	5.000	01/04/12	8,590,000	12,571,362
Federal Republic of Germany (EUR) (D)	4.250	07/04/18	5,680,000	8,481,217
Federative Republic of Brazil (BRL) (D)	10.250	01/10/28	54,670,000	30,857,095
Government of Belgium (EUR) (D)	3.500	03/28/15	9,500,000	13,543,654
Government of Canada (CAD) (D)	4.000	06/01/16	33,295,000	33,731,360
Government of France (EUR) (D)	4.250	04/25/19	7,805,000	11,472,049
Government of France (EUR) (D)	2.500	01/12/14	5,900,000	8,211,764
Government of Mexico	11.375	09/15/16	3,800,000	5,301,000
Government of Norway (NOK) (D)	5.000	05/15/15	92,202,000	17,003,508
Government of Norway (NOK) (D)	4.500	05/22/19	61,486,000	11,095,803
Government of Spain (EUR) (D)	5.400	07/30/11	8,520,000	12,276,221
Government of Ukraine (S)	6.580	11/21/16	1,755,000	1,491,750
Kingdom of Sweden (SEK) (D)	5.000	12/01/20	110,425,000	18,017,436
Kingdom of Sweden (SEK) (D)	3.750	08/12/17	120,830,000	17,853,176
Korea Development Bank	4.375	08/10/15	1,530,000	1,550,802
New South Wales Treasury Corp. (AUD) (D)	6.000	05/01/12	27,337,000	25,062,032
New South Wales Treasury Corp. (AUD) (D)	5.500	08/01/14	18,339,000	16,526,173
Ontario School Boards Financing Corp. (CAD) (D)	6.250	10/19/16	8,485,000	9,230,199
Province of Ontario (NZD) (D)	6.250	06/16/15	30,690,000	22,065,868
Province of Ontario (CAD) (D)	4.750	06/02/13	14,000,000	14,365,634
Province of Ontario (CAD) (D)	4.500	03/08/15	8,915,000	9,110,805

8

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Foreign Government (continued)
Province of Quebec (CAD) (D)	5.250%	10/01/13	$14,000,000	$14,636,799
Republic of Indonesia (S)	5.875	03/13/20	4,140,000	4,279,725
Republic of Korea (KRW) (D)	5.750	09/10/18	9,930,000,000	8,912,935
Republic of Korea (KRW) (D)	5.000	09/10/14	4,950,000,000	4,354,037
Republic of Turkey	6.750	05/30/40	4,540,000	4,432,175

Term Loans (M) 2.43%				$42,679,451
(Cost $41,030,768)

Consumer Discretionary 0.94%				16,553,766

Hotels, Restaurants & Leisure 0.29%
East Valley Tourist Development Authority,	12.000	08/06/12	507,883	406,306
Greektown Holdings LLC	14.500	09/30/10	4,259,456	4,280,754
Greektown Holdings LLC (U)	6.250	09/30/10	448,277	448,277

Media 0.40%
Dex Media West, Inc.,	7.500	10/24/14	2,139,133	2,039,663
SuperMedia, Inc.,	11.000	12/31/15	5,532,511	5,039,775

Specialty Retail 0.25%
Michaels Stores, Inc.,	2.519	10/31/13	4,817,755	4,338,991

Financials 0.07%				1,201,688

Real Estate Management & Development 0.07%
Realogy Corp.	13.500	10/16/17	1,105,000	1,201,688

Health Care 0.08%				1,433,004

Health Care Equipment & Supplies 0.08%
Bausch & Lomb, Inc. (EUR) (D)	3.878	04/11/15	1,117,200	1,433,004

Industrials 0.78%				13,659,971

Airlines 0.69%
Delta Airlines, Inc.	3.501	04/30/14	9,987,126	8,474,076
US Airways Group, Inc.	2.729	03/23/14	4,756,061	3,590,826

Commercial Services & Supplies 0.09%
Quebecor World Capital Corp.	9.000	07/10/12	1,579,276	1,595,069

Materials 0.56%				9,831,022

Chemicals 0.15%
LyondellBasell Industries (T)	Zero	12/20/13	237,776	166,741
LyondellBasell Industries (T)	Zero	12/20/13	63,407	44,464
LyondellBasell Industries (T)	Zero	12/20/13	453,031	319,387
LyondellBasell Industries (T)	Zero	12/20/13	145,408	101,967
LyondellBasell Industries (T)	Zero	12/20/13	182,035	127,652
LyondellBasell Industries (T)	Zero	12/20/13	789,903	553,919
LyondellBasell Industries (T)	Zero	12/20/13	182,035	127,652
LyondellBasell Industries (T)	Zero	12/20/13	789,903	553,919
LyondellBasell Industries (T)	Zero	12/20/13	182,035	127,652
LyondellBasell Industries (T)	Zero	12/20/13	789,903	553,919

Paper & Forest Products 0.41%
AbitibiBowater, Inc.	11.000	06/30/10	$7,375,000	7,153,750

9

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

	Shares	Value

Common Stocks 2.59%		$45,335,313
(Cost $46,384,692)

Consumer Discretionary 2.04%		35,660,198

Auto Components 0.73%
Lear Corp. (I)	184,688	12,793,337

Hotels, Restaurants & Leisure 0.00%
Fontainebleau Resorts LLC, Class A (I)	67,568	0

Media 1.31%
Charter Communications, Inc., Class A (I)	204,059	6,070,755
Dex One Corp. (I)	16,038	477,932
Sirius XM Radio, Inc. (I)	14,769,784	15,065,180
SuperMedia, Inc. (I)	29,833	1,252,994

Financials 0.45%		7,963,086

Commercial Banks 0.10%
Citizens Republic Banking Corp., Inc. (I)	2,516,040	1,773,808

Diversified Financial Services 0.35%
Apollo Investment Corp.	156,410	1,823,741
Ares Capital Corp.	334,012	4,365,537

Materials 0.04%		679,068

Containers & Packaging 0.04%
Pactiv Corp. (I)	27,426	679,068

Telecommunication Services 0.06%		1,032,961

Diversified Telecommunication Services 0.04%
Chunghwa Telecom Company, Ltd., ADR	29,497	551,004
Colt Telecom Group SA (GBP) (D)	31,242	63,606
Deutsche Telekom AG, SADR	8,253	106,299
Manitoba Telecom Services, Inc.	910	27,546

Wireless Telecommunication Services 0.02%
USA Mobility, Inc. (I)	25,267	284,506

Preferred Stocks 2.09%		$36,716,298
(Cost $34,601,831)

Consumer Discretionary 0.49%		8,548,019
Charter Communications, Inc., Series A, PIK, 15.000%	208,054	5,409,398
Lear Corp., Series A, 0.00%	47,555	3,138,621

Financials 1.59%		27,876,090
Bank of America Corp., Series L, 7.250%	12,790	11,606,925
Citigroup, Inc., 7.500%	73,270	7,858,940
Wells Fargo & Company, Series L, 7.500%	8,825	8,410,225

Materials 0.01%		292,189
Freeport-McMoRan Copper & Gold, Inc., 6.750%	2,714	292,189

10

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Collateralized Mortgage Obligations 8.67%			$151,976,142
(Cost $141,640,929)

Collateralized Mortgage Obligations 8.67%				151,976,142
American Home Mortgage Assets,
Series 2006-6, Class XP IO	2.698%	12/25/46	$55,191,144	2,414,613
American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP IO	2.078	05/25/47	33,718,786	1,980,979
American Tower Trust,
Series 2007-1A, Class C (S)	5.615	04/15/37	1,285,000	1,349,250
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4	5.414	09/10/47	11,640,000	11,458,492
Bear Stearns Mortgage Funding Trust
Series 2006-AR1, Class 2A1 (P)	0.449	08/25/36	1,998,286	1,014,984
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5, Class A4 (P)	5.886	11/15/44	10,710,000	10,272,486
Commercial Mortgage Pass Through Certificates,
Series 2007-C9, Class A4	5.816	12/10/49	11,395,000	11,063,155
Countrywide Alternative Loan Trust,
Series 2004-28CB, Class 3A1	6.000	01/25/35	8,397,481	7,595,784
Series 2006-OA12, Class X IO	2.928	09/20/46	27,004,115	1,097,042
Crown Castle Towers LLC,
Series 2006-1A, Class F (S)	6.650	11/15/36	3,210,000	3,386,550
Series 2006-1A, Class G (S)	6.795	11/15/36	3,835,000	4,045,925
Downey Savings & Loan Association Mortgage Loan Trust,
Series 2005-AR1, Class X2 IO	2.178	03/19/45	62,570,531	2,621,705
Series 2005-AR2, Class X2 IO	2.320	03/19/45	93,270,260	3,796,100
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1	5.500	05/25/35	3,778,340	2,845,562
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class G (S)	7.874	05/15/37	1,840,000	1,866,018
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A2 (P)	0.589	10/25/45	4,962,060	1,300,093
Series 2006-AR1, Class A2A (P)	0.599	02/25/36	2,810,307	842,733
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4 (P)	5.883	07/10/38	9,865,000	9,780,020
Harborview Corp., Net Interest Margin Notes
Series 2007-3A, Class N1 (I)(S)	6.654	05/19/37	34,143	0
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X IO	2.421	09/19/35	30,382,532	1,186,818
Series 2006-SB1, Class A1A (P)	1.331	12/19/36	5,038,171	2,092,065
Series 2007-3, Class ES IO	0.350	05/19/47	69,659,235	564,240
Series 2007-4, Class ES IO	0.350	07/19/47	74,990,361	607,422
Series 2007-6, Class ES IO	0.342	08/19/37	55,306,537	447,983
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X IO	2.421	10/25/36	71,359,481	2,454,766
Series 2005-AR18, Class 2X IO	2.150	10/25/36	80,323,737	2,859,525
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB18, Class A4	5.440	06/12/47	9,205,000	8,646,332
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3	5.866	09/15/45	8,715,000	8,297,165
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3	5.430	02/15/40	9,135,000	8,513,443

11

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

			Maturity	Par value
		Rate	date		Value

Collateralized Mortgage Obligations (continued)
Morgan Stanley Capital I,
Series 2007-IQ13, Class A4		5.364%	03/15/44	$8,460,000	$7,752,670
Series 2007-IQ15, Class A4		5.880	06/11/49	10,120,000	9,417,850
Morgan Stanley Mortgage Loan Trust,
Series 2004-9, Class 1A		6.114	11/25/34	5,405,804	5,214,762
Washington Mutual, Inc.,
Series 2005-AR13, Class B1 IO		0.829	10/25/45	5,073,134	560,795
Series 2005-AR13, Class X IO		1.771	10/25/45	175,500,743	4,492,819
Series 2005-AR6, Class B1 IO		0.829	04/25/45	8,120,733	1,203,618
Series 2007-OA5, Class 1XPP IO		0.796	06/25/47	188,841,082	2,006,437
Series 2007-OA6, Class 1XPP IO		0.730	7/25/47	111,278,443	1,008,461
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1		5.959	09/25/36	7,628,405	5,917,480

Asset Backed Securities 0.92%					$16,160,923
(Cost $18,232,129)

Asset Backed Securities 0.92%					16,160,923
DB Master Finance LLC(S),
Series 2006-1, Class-A2		5.779	06/20/31	2,460,000	2,395,450
Series 2006-1, Class-M1		8.285	06/20/31	2,755,000	2,371,972
Dominos Pizza Master Issuer LLC(S),
Series 2007-1, Class M1		7.629	04/25/37	5,660,000	4,528,000
Series 2007-1, Class A2		5.261	04/25/37	6,055,000	5,375,954
Lehman XS Trust,
Series 2005-5N, Class 3A2 (P)		0.589	11/25/35	1,190,309	429,531
Series 2006-2N, Class 1A2 (P)		0.569	02/25/46	5,021,077	1,060,016

	Number of		Excercise	Expiration
Issuer	contracts		price	date	Value

Options Purchased 0.11%					$1,865,509
(Cost $3,888,031)

Financials 0.11%					1,865,509
Over the Counter Purchase Call on the USD vs. JPY	60,800,000		$97.00	04/15/10	46,755
Over the Counter Purchase Call on the USD vs. JPY	53,000,000		110.00	03/12/10	53
Over the Counter Purchase Put on the CAD vs. USD	27,890,000		1.30	02/25/10	28
Over the Counter Purchase Put on the EUR vs. USD	140,672,000		1.28	05/31/10	774,118
Over the Counter Purchase Put on the GBP vs. USD	88,760,000		1.40	06/30/10	833,811
Over the Counter Purchase Put on the USD vs. JPY	51,700,000		115.00	04/01/10	52
Over the Counter Purchase Put on the USD vs. MXN	59,400,000		12.10	06/11/10	210,692

				Shares	Value

Warrants 0.00%					$841
(Cost $28,043)

Consumer Discretionary 0.00%					841

Media 0.00%
Virgin Media, Inc. (Expiration date 1-13-11; strike price $105.17) (I)				28,043	841

12

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Supranational Obligations 4.23%				$74,124,723
(Cost $68,151,676)

Diversified Banks 1.11%				19,487,311
European Investment Bank, MTN (AUD) (D)	5.375%	05/20/14	$11,836,000	10,450,023
International Finance Corp. (AUD) (D)	7.500	02/28/13	9,510,000	9,037,288

Diversified Financial Services 3.12%				54,637,412
Council of Europe Development Bank (AUD) (D)	5.250	05/27/13	10,550,000	9,387,878
Inter-American Development Bank, Series INTL (NZD) (D)	7.250	05/24/12	20,555,000	15,245,771
Inter-American Development Bank, Series MPLE (CAD) (D)	4.250	12/02/12	4,770,000	4,820,683
Inter-American Development Bank, MTN (AUD) (D)	5.375	05/27/14	13,790,000	12,223,275
International Bank for Reconstruction & Development (NZD) (D)	5.375	12/15/14	18,470,000	12,959,805

Short-Term Investments 1.62%				$28,500,000
(Cost $28,500,000)

U.S. Government Agency 1.62%	Yield*			28,500,000
Federal Home Loan Bank Discount Notes	0.060%	03/01/10	28,500,000	28,500,000

Total investments (Cost $1,668,316,820) 97.87%			$1,715,439,144

Other assets and liabilities, net 2.13%				$37,247,108

Total net assets 100.00%			$1,752,686,252

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

Currency abbreviations

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

EUR – Euro

GBP – Pound Sterling

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

ADR American Depositary Receipts

BKNT Bank Note

EMTN European Medium Term Note

GMTN Global Medium Term Note

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

13

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

MTN Medium-Term Note

PIK Paid In Kind

SADR Sponsored American Depositary Receipts

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(H) Defaulted Security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $364,315,930 or 20.78% of the Fund's net assets as of February 28, 2010.

(T) All or a portion of this position represents unsettled loan commitment. Rate will be determined at time of settlement.

(U) All or a portion of this position represents unfunded loan commitment.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $1,672,008,791. Net unrealized appreciation aggregated $43,430,353, of which $124,895,515 related to appreciated investment securities and $81,465,162 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

14

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2010, by major security category or security type:

	Total Market	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	Value at 2/28/10	Price	Observable Inputs	Unobservable Inputs
U.S. Government & Agency
Obligations	$74,839,845	-	$74,839,845	-
Corporate Bonds	849,300,276	-	812,736,724	$36,563,552
Convertible Bonds	36,761,587	-	36,761,587	-
Municipal Bonds	18,358,801	-	18,358,801	-
Foreign Government
Obligations	338,819,435	-	338,819,435	-
Term Loans	42,679,451	-	40,321,566	2,357,885
Common Stocks	45,335,313	$45,271,707	63,606	-
Preferred Stocks	36,716,298	28,168,279	3,138,621	5,409,398
Collateralized Mortgage
Obligations	151,976,142	-	124,437,232	27,538,910

Asset Backed Securities	16,160,923	-	11,632,923	4,528,000
Purchased Options	1,865,509	-	880,566	984,943
Warrants	841	841	-	-

Supranational Obligations	74,124,723	-	74,124,723	-

Short-Term Investments	28,500,000	-	28,500,000	-
Total investments in
securities	$1,715,439,144	$73,440,827	$1,564,615,629	$77,382,688
Other Financial
Instruments	9,508,373	(3,812,515)	13,320,916	(28)
Totals	$1,724,947,517	$69,628,312	$1,577,936,545	$77,382,660

15

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

					Collateralized			Other
	Corporate		Common	Preferred	Mortgage	Asset backed	Purchase	Financial
	Bonds	Term Loans	Stocks	Stocks	Obligations	securities	Options	Instruments	Total

Balance as of
5/31/09	$4,544,190	$1,710,007	$101,291	-	$18,749,981	$2,490,400	$1,071,389	($688,591)	$27,978,667

Accrued
discounts/premiums	381,901	-	-	-	7	1	-	-	381,909

Realized gain (loss)	837,709	(1)	-	-	2,021,985	-	(211,802)	685,000	3,332,891

Change in
unrealized
appreciation
(depreciation)	4,460,356	(95,396)	(101,291)	$1,124,356	12,604,520	2,037,599	(1,486,085)	3,563	18,547,622

Net purchases
(sales)	26,290,246	743,275	-	4,285,042	(4,577,664)	-	1,611,441	-	28,352,340

Transfers in and/or
out of Level 3	49,150	-	-		(1,259,919)	-	-	-	(1,210,769)

Balance as of
2/28/10	$36,563,552	$2,357,885	-	$5,409,398	$27,538,910	$4,528,000	$984,943	($28)	$77,382,660

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Futures. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment. For more information on futures, please refer to the Fund’s prospectus, semi-annual and annual reports.

During the period ended February 28, 2010, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at February 28, 2010. The range of futures contracts notional amounts held by the Fund during the period ended February 28, 2010, was $0 to $278.5 million.

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)
U.S. 10-Year Treasury Note Future	2,371	Short	June 2010	($278,555,453)	($3,812,515)

16

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s initial investment. For more information on forward foreign currency contracts, please refer to the Fund’s prospectus, semi-annual and annual reports.

During the period ended February 28, 2010, the Fund used forward foreign currency contracts to hedge against anticipated currency exchange rates. The following table summarizes the contracts held at February 28, 2010. The range of forward foreign currency contracts notional amounts held by the Fund during the period ended February 28, 2010 was $1.5 billion to $3.5 billion.

		Principal Amount		Unrealized
	Principal Amount	Covered by Contract	Settlement	Appreciation
Currency	Covered by Contract	(USD)	Date	(Depreciation)
Buy
Australian Dollar	15,400,000	$13,713,695	3/31/2010	$46,293
Australian Dollar	61,200,000	53,709,121	3/31/2010	973,431
Australian Dollar	76,100,000	67,971,128	3/31/2010	24,660
Australian Dollar	49,500,000	44,543,070	3/31/2010	(314,535)
Australian Dollar	43,400,000	38,981,880	3/31/2010	(203,730)
Canadian Dollar	44,356,125	42,543,761	3/31/2010	(388,546)
Canadian Dollar	36,111,040	34,635,565	3/31/2010	(316,322)
Canadian Dollar	13,013,056	12,400,000	3/31/2010	(32,640)
Euro Currency	36,000,000	49,172,401	3/31/2010	(155,082)
Euro Currency	30,600,000	42,731,343	3/31/2010	(1,066,621)
Euro Currency	62,700,000	86,600,323	3/31/2010	(1,228,491)
Japanese Yen	3,738,708,000	42,043,385	3/31/2010	43,393
Pound Sterling	34,407,745	54,003,103	3/31/2010	(1,548,745)
Pound Sterling	53,702,328	84,494,084	3/31/2010	(2,625,275)
Pound Sterling	43,500,000	66,328,771	3/31/2010	(13,336)
Pound Sterling	10,250,000	15,629,193	3/31/2010	(3,142)
Pound Sterling	81,480,000	125,413,896	3/31/2010	(1,198,226)
Pound Sterling	29,412,676	46,023,330	3/31/2010	(1,183,918)
Pound Sterling	18,748,796	29,427,185	3/31/2010	(844,783)
Pound Sterling	10,545,150	16,551,148	3/31/2010	(475,143)
Pound Sterling	24,950,000	38,043,743	3/31/2010	(7,649)
		$1,004,960,125		($10,518,407)

Sells
Australian Dollar	61,300,000	$54,003,103	3/31/2010	($768,800)
Australian Dollar	95,854,730	84,494,084	3/31/2010	(1,152,669)
Australian Dollar	74,324,970	66,328,771	3/31/2010	(81,018)
Australian Dollar	17,510,280	15,629,193	3/31/2010	(16,343)
Australian Dollar	88,757,577	79,664,364	3/31/2010	358,957
Canadian Dollar	130,971,066	125,413,896	3/31/2010	941,493
Canadian Dollar	30,098,520	29,052,286	3/31/2010	447,227
Canadian Dollar	12,922,536	12,400,000	3/31/2010	118,668

Currency	Principal Amount	Principal Amount	Settlement	Unrealized

17

	Covered by Contract	Covered by Contract	Date	Appreciation
		(USD)		(Depreciation)
Sells (continued)
Euro Currency	12,400,000	$16,971,043	3/31/2010	$87,300
Euro Currency	21,500,000	29,427,185	3/31/2010	152,953
Euro Currency	12,100,000	16,551,148	3/31/2010	75,882
Euro Currency	30,600,000	42,043,385	3/31/2010	378,663
Euro Currency	114,056,465	160,857,094	3/31/2010	5,558,700
Japanese Yen	3,882,222,000	42,731,343	3/31/2010	(970,978)
Japanese Yen	3,815,644,000	42,443,204	3/31/2010	(509,646)
New Zealand Dollar	54,648,235	38,043,743	3/31/2010	(38,279)
Pound Sterling	8,665,316	13,713,695	3/31/2010	503,484
Pound Sterling	34,005,904	53,709,121	3/31/2010	1,867,367
Pound Sterling	25,415,620	40,898,338	3/31/2010	2,152,409
Pound Sterling	27,500,000	42,543,761	3/31/2010	620,210
Pound Sterling	22,400,000	34,635,565	3/31/2010	486,927
Pound Sterling	31,575,240	49,172,401	3/31/2010	1,036,177
Pound Sterling	157,760,051	252,427,789	3/31/2010	11,923,735
Pound Sterling	53,750,000	82,844,875	3/31/2010	903,390
Pound Sterling	17,000,000	27,058,560	3/31/2010	1,142,183
		$1,453,057,947		$25,217,992

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the fund’s initial investment. For more information on options, please refer to the Fund’s prospectus, semi-annual and annual reports.

During the period ended February 28, 2010, the Fund used purchased options to hedge against anticipated currency exchange rates. The range of purchased options contracts held by the Fund during the period ended February 28, 2010, was $25 to $986,903.

During the period ended February 28, 2010, the Fund wrote option contracts to hedge against currency exchange rates. The following tables summarize the Fund’s written options activities during the period ended February 28, 2010, and the contracts held at February 28, 2010.

		PREMIUMS RECEIVED
	NUMBER OF CONTRACTS	(PAID)
Outstanding, beginning of period	55,290,000	($1,418,507)
Options written	284,700,000	(2,549,606)
Options closed	-	-
Options exercised	-	-
Options expired	(231,800,000)	2,394,183
Outstanding, end of period	108,190,000	($1,573,930)

18

	EXERCISE	EXPIRATION	NUMBER OF	NOTIONAL
NAME OF ISSUER	PRICE	DATE	CONTRACTS	AMOUNT	PREMIUM	VALUE
CALLS
New Zealand Dollar	$2.51	March 2010	48,600,000	48,600,000	($274,578)	($23,517)
PUTS
Canadian Dollar	1.30	April 2010	27,890,000	27,890,000	(733,507)	(28)
Pound Sterling	44.69	March 2010	31,700,000	31,700,000	(565,845)	(1,355,152)
					($1,573,930)	($1,378,697)

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at February 28, 2010, by risk category:

	Financial Instruments	Asset Derivatives Fair	Liability Derivatives Fair
	Location	Value	Value
Interest rate contracts	Futures	-	($3,812,515)†
Foreign exchange contracts	Forward foreign currency	$29,843,502	(15,143,917)
	contracts
Foreign exchange contracts	Written Options	-	(1,378,697)
Equity Contracts	Purchase Options	1,865,509*	-

Total		$31,709,011	($20,335,129)

* Purchase options are included in the Fund’s investments.

† Reflects cumulative depreciation on futures.

19

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

20

910Q3 2/10
4/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo

Chief Financial Officer

Date: April 19, 2010